Financial risk management	12 Months Ended
Dec. 31, 2017
Financial risk management
Financial risk management

Note 26 – Financial risk management

Financial risk factors

Telecom Group is exposed to the following financial risks in the ordinary course of its business operations:

market risk: stemming from changes in exchange rates and interest rates in connection with financial assets that have been originated and financial liabilities that have been assumed.

credit risk: representing the risk of the non-fulfillment of the obligations undertaken by the counterpart with regard to the liquidity investments of the Group;

liquidity risk: connected with the need to meet short-term financial commitments.

These financial risks are managed by:

the definition of guidelines for directing operations;

the activity of the Board of Directors and Management which monitors the level of exposure to market risks consistently with prefixed general objectives;

the identification of the most suitable financial instruments, including derivatives, to reach prefixed objectives;

the monitoring of the results achieved;

The policies to manage and the sensitivity analyses of the above financial risks by Telecom Group are described below.

➢	Market risk

The main Telecom Group’s market risks are its exposure to changes in foreign currency exchange rates in the markets in which it operates principally Argentina and Paraguay. As regards to changes in interest rates, as of December 31, 2017 the Telecom Group has mainly outstanding floating rate borrowings (see Note 12).

Foreign currency risk is the risk that the future fair values or cash flows of a financial instrument may fluctuate due to exchange rate changes. Telecom Group’s exposure to exchange variation risks is related mainly to its operating activities (when income, expenses and investments are denominated in a currency other than the Telecom Group’s functional currency).

The Telecom Group have part of its commercial debt nominated in US$ and euro. Additionally, holds part of its financial debt is denominated in US$ at variable rate.

The financial risk management policies of the Group are directed towards diversifying market risks by the acquisition of goods and services in the functional currency and minimizing interest rate exposure by an appropriate diversification of the portfolio. This may also be achieved by using carefully selected derivative financial instruments to mitigate long-term positions in foreign currency and/or adjustable by variable interest rates (See Note 20).

Additionally, the Telecom Group has cash and cash equivalents and investments denominated in US$ and euro (approximately 66% of these items) that are also sensitive to changes in peso/dollar exchange rates and contribute to reduce the exposure to trade payables in foreign currency. On the other hand the Telecom Group holds investments adjustable to the variation of the US$/$ exchange rate (“dollar linked”). They are also sensitive to variations in exchange rates and contribute to reduce the exposure of the commercial and financial commitments in foreign currency. Dollar linked investments and represent approximately 4% of total cash and cash equivalent and investments of Telecom Group as of December 31, 2017.

The following table shows a breakdown of Telecom Argentina’s net assessed financial position exposure to currency risk as of December 31, 2017 and 2016:

12.31.17
Amount of foreign currency (i)		Exchange rate	Amount in local currency (ii)
Assets
US$	372	18.549	(iii) 7,094
G	120,029	0.003	399

EURO	3	22.283	70

	Total assets		7,563

Liabilities
US$	(939)	18.649	(17,568)
G	(233,891)	0.003	(773)

EURO	(11)	22.450	(259)

	Total liabilities		(18,600)

	Net liabilities		(11,037)

(i)US$ = United States dollar; G= Guaraníes.

(ii)As foreign currency figures and their amount in argentine pesos are in millions, the calculation of the amount of the foreign currency by its exchange rate could not be exact.

(iii)Includes 371 corresponding to Government bonds at fair value (equivalent to US$ 12 million).

In order to partially reduce this net liability position in foreign currency, the Telecom Group, as of December 31, 2017, hold dollar linked investments by $365. According to this, the Telecom Group’s net liability position in foreign currency amounts to $10,672 as of December 31, 2017, equivalent to approximately US$ 578 million. Additionally, the Group entered into several NDF contracts as of December 31, 2017 amounting to US$ 60 million, so, the portion of the net liability position in foreign currency not covered by these instruments amounted to US$ 518 million as of December 31, 2017.

12.31.16
Amount of foreign currency (i)		Exchange rate	Amount in local currency (ii)
Assets
US$	241	15.790	(iii) 4,067
G	250,865	0.003	684

EURO	7	16.625	124

	Total assets		4,875

Liabilities
US$	(859)	15.890	(13,648)
G	(311,279)	0.003	(848)

EURO	(9)	16.770	(158)

	Total liabilities		(14,654)

	Net liabilities		(9,779)

(i)US$ = United States dollar; G= Guaraníes.

(ii)As foreign currency figures and their amount in argentine pesos are in millions, the calculation of the amount of the foreign currency by its exchange rate could not be exact.

(iii)Includes 735 corresponding to Government bonds at fair value (equivalent to US$ 45 million).

In order to partially reduce this net liability position in foreign currency, the Telecom Group, as of December 31, 2016, hold dollar linked investments by $74. According to this, the Telecom Group’s net liability position in foreign currency amounted to $9,705, as of December 31, 2016, equivalent to approximately US$ 611 million. Additionally, the Group entered into several NDF contracts as of December 31, 2016 amounting to US$ 16 million, so, the portion of the net liability position in foreign currency not covered by these instruments amounted to US$ 595 million as of December 31, 2016.

The exposure to the various market risks can be measured by sensitivity analyses, as set forth in IFRS 7. These analyses illustrate the effects produced by a given and assumed change in the levels of the relevant variables in the various markets (exchange rates, interest rates and prices) on finance income and expenses and, at times, directly on Other comprehensive income. A description on the sensitivity analysis of exchange rate and interest rate risks is given below:

Exchange rate risk – Sensitivity analysis

Based on the composition of the consolidated statement of financial position as of December 31, 2017, which is a net liability position in foreign currency of $11,037 equivalent to US$592 million, Management estimates that every variation in the exchange rate of $0.10 pesos against the U.S. dollar and proportional variations for euro and guaraníes against the Argentine peso, plus or minus, would result in a variation of approximately $59 of the consolidated amounts of foreign currency position.

If we consider only the portion not covered by derivative financial instruments and other assets adjusted by the variation of the U.S. dollar, the net liability position totaled $9,559 equivalent to approximately US$518 million, and a variation of the exchange rate of $ 0.10 pesos as described in the previous paragraph, would generate a variation of approximately $52 in the consolidated financial position in foreign currency.

This analysis is based on the assumption that this variation of the Argentine peso occurred at the same time against all other currencies.

This sensitivity analysis provides only a limited, point-in-time view of the market risk sensitivity of certain of the financial instruments. The actual impact of market foreign exchange rate changes on the financial instruments may differ significantly from the impact shown in the sensitivity analysis.

Interest rate risk – Sensitivity analysis

Within its structure of financial debt, the Telecom Group has bank overdrafts denominated in argentine pesos accruing interest at rates that are reset at maturity, notes that bear interest at a mixed rate (fixed rate and floating rate) and fixed rate and foreign bank loans denominated in U.S. dollar and guaraníes that bear interest at a floating rate.

Management believes that any variation of 10 bps in the agreed interest rates would become in the following results:

Financial debt	Financial debt currency	Amount (in millions)	Effect (in millions)
Bank overdrafts		$135	0.1
Notes		$871	0.9
Notes	US$	78	1.4
Bank loans	US$	500	9.3

This analysis is based on the assumption that this change in interest rates occurs at the same time and for the same periods.

This sensitivity analysis provides only a limited point of view of the sensitivity to market risk of certain financial instruments. The actual impact of changes in interest rates of financial instruments may differ significantly from this estimate.

➢	Credit risk

Credit risk represents Telecom Group’s exposure to possible losses arising from the failure of commercial or financial counterparts to fulfill their assumed obligations. Such risk stems principally from economic and financial factors, or from the possibility that a default situation of a counterpart could arise or from factors more strictly technical, commercial or administrative.

Credit risk arises from cash and cash equivalents, deposits with banks and financial institutions, as well as credit exposures to customers, including outstanding receivables and committed transactions.

Telecom Group’s maximum theoretical exposure to credit risk is represented by the carrying amount of the financial assets and trade receivables, net recorded in the consolidated statement of financial position.

Date due	Banks and cash equivalents	Investments	Trade receivables, net	Other receivables, net	Total
Total due	-	-	1,807	-	1,807
Total not due	2,831	6,082	6,841	455	16,209
Total as of December 31, 2017	2,831	6,082	8,648	455	18,016

The accruals to the allowance for doubtful accounts are recorded: (i) for an exact amount on credit positions that present an element of individual risk (bankruptcy, customers under legal proceedings with the Company); (ii) on credit positions that do not present such characteristics, by customer segment considering the aging of the accounts receivable balances, customer creditworthiness and changes in the customer payment terms. Total overdue balances not covered by the allowance for doubtful accounts amount to $1,807 as of December 31, 2017 ($1,738 as of December 31, 2016).

Regarding the credit risk relating to the asset included in the “Net financial debt or asset”, it should be noted that the Telecom Group evaluates the outstanding credit of the counterparty and the levels of investment, based, among others, on their credit rating and the equity size of the counterparty. Deposits are made with leading high-credit-quality banking and financial institutions and generally for periods of less than three months.

The Telecom Group serves a wide range of customers, including residential customers, businesses and governmental agencies. As such, the Telecom Group’s account receivables are not subject to significant concentration of credit risk.

In order to minimize credit risk, the Group also pursues a diversification policy for its investments of liquidity and allocation of its credit positions among different first-class financial entities. Consequently, there are no significant positions with any one single counterpart.

➢	Liquidity risk

Liquidity risk represents the risk that the Telecom Group has no funds to accomplish its obligations of any nature (labor, commercial, fiscal and financial, among others).

The Group’s working capital breakdown and its main variations are disclosed below:

	2017	2016	Variation
Trade receivables	8,636	7,577	1,059
Other receivables (not considering financial NDF)	1,431	1,011	420
Inventories	1,854	1,278	576
Current liabilities (not considering financial debt)	(18,793)	(13,245)	(5,548)

Operative working capital - negative	(6,872)	(3,379)	(3,493)

Over revenues	(10.5)%	(6.4)%

Cash and cash equivalents	2,831	3,945	(1,114)
Financial NDF	60	-	60
Investments	3,426	1,751	1,675
Current financial debt	(3,194)	(3,266)	72

Net Current financial asset	3,123	2,430	693

Negative operating working capital (current assets – current liabilities)	(3,749)	(949)	(2,800)
Liquidity rate	0.83	0.94	(0.11)

The Telecom Group has a typical working capital structure corresponding to a company with intensive capital that obtains spontaneous financing from its suppliers (especially PP&E) for longer terms than those it provides to its customers. According to this, the negative operating working capital amounted to $6,872 as of December 31, 2017 (increasing $3,493 vs. December 31, 2016) showing higher levels of suppliers financing (10.5% of consolidated revenues as of December 31, 2017 vs. 6.4% of consolidated revenues as of December 31, 2016).

During 2017 the Telecom Group continued demanding funds to the financial market in Argentina (See Notes 12 and 33.d), what has allowed financing the Group’s growth in PP&E and intangible assets at very reasonable rates. The Group has an excellent credit rating (the Company’s notes have been qualified “AA + (arg)” by FIX SCR S.A) related to the Group’s operating cash flow record and low leverage (net financial debt ratio over company market value amounts only 2%). All the above mentioned generates that the total working capital (current assets - current liabilities) amounted to a net debt of $3,749 as of December 31, 2017, resulting from an increase in negative operating working capital amounting to $3,493  partially offsetted by an increase in net current financial asset of $693.

The Group has several financing sources and several offers from first-class international institutions to diversify its current short-term funding structure, which includes accessing to domestic and international capital market and obtaining competitive bank loans in what relates to terms and financial costs.

The low financial debt of the Group and the merge by absorption with Cablevisión S.A. since January 1, 2018, make possible to obtain financial resources for longer terms at a reasonable cost. The Group’s management evaluates the national and international macroeconomic context to take advantage of market opportunities that allows it preserving its financial health for the benefit of its investors.

The Telecom Group manages its cash and cash equivalents and its financial assets trying to match the term of investments with those of its obligations. The average term of its investments should not exceed the average term of its obligations. Cash and cash equivalents position is invested in highly-liquid short-term instruments through first-class financial entities.

The Telecom Group maintains a liquidity policy that results into a significant volume of available cash through its normal course of business as it is shown in the consolidated statement of cash flows. The Telecom Group has consolidated cash and cash equivalents amounting to $2,831 (equivalent to US$ 153 million) as of December 31, 2017 (in 2016, $3,945, equivalent to US$ 250 million).

The Telecom Group has bank credits and a program of Notes that allow to finance its short-term obligations and an investment plan in addition to the operative cash flow for the next years.

The table below contains a breakdown of financial liabilities into relevant maturity groups based on the remaining period at the date of the consolidated statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

Maturity Date	Trade payables	Debt	Salaries and social security payables	Other liabilities	Total
Due	319	-	-	-	319
January 2018 thru December 2018	11,164	3,389	2,055	70	16,678
January 2019 thru December 2019	66	3,043	187	21	3,317
January 2020 thru December 2020	45	2,687	56	-	2,788

January 2021 and thereafter	5	4,984	47	-	5,036

	11,599	14,103	2,345	91	28,138

Capital management

The primary objective of the Group’s capital management is to ensure that it maintains a strong credit rating and healthy capital ratios in order to support its business and maximize shareholder value.

The Group manages its capital structure and makes adjustments considering the business evolution and changes in the macreoeconomic conditions.

To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders and the level of indebtedness.

No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2017 and 2016.

The Telecom Group does not have to comply with regulatory capital adequacy requirements.